Repo Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Repo Transactions and Reverse Repo Transactions

As of the indicated dates, the Group maintains the following repo transactions:

	12.31.18	12.31.17	01.01.17
Receivables from Reverse Repo Transactions of Government Securities	2,057,558	14,254,469	—
Accrued Interest Payable on Reverse Repo Transactions	10,518	31,867	—

Total Reverse Repo Transactions	2,068,076	14,286,336	—

	12.31.18	12.31.17	01.01.17
Payables for Repo Transactions of Government Securities	1,943,805	1,666,386	3,026,218
Accrued Interest Payable on Repo Transactions	4,754	3,673	4,255

Total Repo Transactions	1,948,559	1,670,059	3,030,473

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items

	12.31.18	12.31.17	01.01.17
Reverse Repo Transactions recorded as Off-Balance Sheet Items	2,061,516	15,678,531	—
Repo Transactions recorded in Financial Assets Pledged as Collateral	1,965,824	1,672,194	3,032,245